Cash and Cash Equivalents - Summary of Information About Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents Explanatory [Abstract]
Cash at bank	$ 1,222	$ 300
Term deposits	4,967	2,725
Restricted cash	12	0
Total cash and cash equivalents	$ 6,201	$ 3,025	$ 3,604	$ 4,058